Equity-based compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangements [Abstract]
Equity-based compensation	Equity-based compensation
We have share option, phantom share unit (“PSU”) and directors’ deferred share unit (“DSU”) plans. We have partially hedged our exposure under these plans with an equity derivative contract. The equity derivative contract matured in December 2021 and was closed out. The equity-based compensation expense included in the consolidated statement of earnings for the year ended December 31, 2021 was $40 million (2020 - $9 million).
Accounting policies
We estimate the fair value of outstanding share options using the Black-Scholes valuation model and the fair value of our PSU plan and directors’ DSU plan using an intrinsic valuation model at each balance sheet date. We record the resulting expense or recovery, over the related vesting period, through a charge or recovery to earnings.
From time to time, we enter into equity derivative contracts to provide a partial offset to our exposure to fluctuations in equity-based compensation from our stock option, PSU and DSU plans. These derivatives are fair valued at each balance sheet date using an intrinsic valuation model and the resulting expense or recovery is offset against the related equity-based compensation. If a share option holder elects to acquire Common shares, both the exercise price and the accrued liability are credited to shareholders’ equity.
Supporting information
Share option plan
Under our share option plan, officers and employees may be granted options to purchase up to 8,295,940 Common shares, of which 1,025,337 remain available for issuance. This includes the 1,000,000 increase in Common shares that may be issued on the exercise of options that was approved by our shareholders on January 19, 2021.
Our share option plans include equity-based plans assumed from Norbord as part of the Norbord Acquisition. The assumed Norbord share purchase option plans (“Assumed Option Plans”) were fair valued at the Norbord Acquisition date. From February 1 to April 20, 2021, the Assumed Option Plans were accounted for as equity-settled plans. On April 20, 2021, our board of directors approved a change to allow the Assumed Option Plans holders the right to elect to receive a cash payment in lieu of exercising an option to purchase Common shares. The change required us to fair value the Assumed Option Plan on April 20, 2021 and convert from equity-based accounting to cash-settled accounting for the Assumed Option Plans. Cash-settled accounting is consistent with the West Fraser option plan. Any changes in fair value from April 20, 2021 onwards resulted in an expense or recovery over the vesting period in the same manner as the rest of our option plans. This change to the Assumed Option Plans did not in any way affect the value of the instruments to the holders. No additional options may be offered under the Assumed Option Plans.
The exercise price of a share option is the closing price of a Common share on the trading day immediately preceding the grant date. Our share option plans give the share option holders the right to elect to receive a cash payment in lieu of exercising an option to purchase Common shares. Options vest at the earlier of the date of retirement or death and 20% per year from the grant date and expire after 10 years. The Assumed Option Plans are similar except the options do not vest upon retirement and instead continue to vest at 20% per year.
In 2021, we have recorded an expense of $47 million (2020 – expense of $20 million) related to the share option plans. The liability associated with the share option plan is tracked in Canadian dollars and is based on prices published by the TSX. A summary of the activity in the share option plans based on Canadian dollar prices is presented below:

	2021		2020
	Number	Weighted average price	Number	Weighted average price
		(CAD$)		(CAD$)
Outstanding - beginning of year	1,316,994	$53.64	1,211,137	$51.78
Assumed in Norbord Acquisition (note 3)	887,961	51.85	—	—
Granted	171,975	92.79	160,410	64.53
Exercised	(1,284,284)	46.43	(49,689)	43.45
Expired / Cancelled	(14,806)	92.79	(4,864)	55.74
Outstanding - end of year	1,077,840	$66.64	1,316,994	$53.64
Exercisable - end of year	563,102	$61.50	991,119	$49.58
The following table summarizes information about the share options outstanding and exercisable at December 31, 2021 in Canadian dollars:

Exercise price range	Number of outstanding options	Weighted average remaining contractual life	Weighted average exercise price	Number of exercisable options	Weighted average exercise price
(CAD$)	(number)	(years)	(CAD$)	(number)	(CAD$)
$32.00 - $45.00	105,391	3.7	$40.86	105,391	$40.86
$46.00 - $60.00	344,640	6.0	54.18	200,703	53.90
$61.00 - $75.00	373,454	6.6	68.97	173,956	70.99
$76.00 - $93.00	254,355	8.0	89.97	83,052	86.21
	1,077,840	6.4	$66.64	563,102	$61.50
The weighted average share price at the date of exercise for share options exercised during the year was CAD$100.85 per share (2020 - CAD$69.73 per share).
The accrued liability related to the share option plan based on a Black-Scholes valuation model was $44 million at December 31, 2021 (December 31, 2020 - $37 million; January 1, 2020 - $17 million). The weighted average fair value of the options used in the calculation was CAD$52.29 per option at December 31, 2021 (December 31, 2020 - CAD$35.74 per option).
The inputs to the option model are as follows:

	2021	2020
Share price on balance sheet date	CAD$120.68	CAD$81.72
Weighted average exercise price	CAD$66.64	CAD$53.64
Expected dividend	CAD$1.01	CAD$0.80
Expected volatility	42.94%	44.52%
Weighted average interest rate	1.11%	0.26%
Weighted average expected remaining life in years	6.44	2.81
The expected dividend on our shares was based on the annualized dividend rate at each period end. Expected volatility was based on five years of historical data. The interest rate for the life of the options was based on the implied yield available on government bonds with an equivalent remaining term at each period-end. Historical data was used to estimate the expected life of the options and forfeiture rates.
The intrinsic value of options issued under the share option plan at December 31, 2021 was CAD$33 million (December 31, 2020 - CAD$37 million; January 1, 2020 - CAD$14 million). The intrinsic value is determined based on the difference between the period end share price and the exercise price, multiplied by the sum of the related vested options.
Phantom share unit plan
Our PSU plan is intended to supplement, in whole or in part, or replace the granting of share options as long-term incentives for officers and employees. The plan provides for two types of units which vest on the third anniversary of the grant date. A restricted share unit pays out based on the Common share price over the 20 trading days immediately preceding its vesting date (the “vesting date value”). A performance share unit pays out at a value between 0% and 200% of its vesting date value contingent upon our performance relative to a peer group of companies over the three-year performance period. Officers and employees granted units under the plan are also entitled to additional units to reflect cash dividends paid on Common shares from the applicable grant date until payout.
We have recorded an expense of $11 million (2020 - $5 million) related to the PSU plan. The number of units outstanding as at December 31, 2021 was 169,385 (December 31, 2020 – 111,262), including performance share units totalling 90,813 (December 31, 2020 – 81,825).
Directors’ deferred share unit plan
We have a DSU plan which provides a structure for directors, who are not employees of the Company, to accumulate an equity-like holding in West Fraser. The DSU plan allows directors to participate in the growth of West Fraser by providing a deferred payment based on the five-day weighted average Common share price at the time of redemption. Each director receives deferred share units in payment of an annual equity retainer until a minimum equity holding is reached and may elect to receive units in payment of up to 100% of other fees earned. After a minimum equity holding is reached, directors may elect to receive the equity retainer in units or cash. The units are issued based on our five-day weighted average Common share price at the time of issue. Additional units are issued to take into account the value of dividends paid on Common shares from the date of issue to the date of redemption. Units are redeemable only after a director retires, resigns or otherwise leaves the board. The redemption value is equal to the five-day weighted average Common share price at the date of redemption. A holder of units may elect to redeem units in cash or receive Common shares having an equivalent value.
We have recorded an expense of $5 million (2020 - $2 million) related to the DSU plan. The number of units outstanding as at December 31, 2021 was 92,120 (December 31, 2020 - 87,294).
Equity-based compensation hedgeOur equity derivative contract provided an offset for 1,000,000 Common share equivalents against our exposure to fluctuations in equity-based compensation expense from our stock option, PSU and DSU plans. A recovery of $23 million (2020 – recovery of $18 million) is included in equity-based compensation expense related to our equity derivative contract. The equity derivative contract matured in December 2021 and was closed out.